INCOME TAXES (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017
Reconciliation of the PRC statutory tax rate to the effective tax rate
Income before provision for income tax	$ 457,204	$ 246,994	$ 154,581
PRC statutory income tax rate	25.00%	25.00%	25.00%
Income tax at statutory income tax rate	$ 114,301	$ 61,748	$ 38,646
Effect of non-deductible and super deduction expenses	(6,252)	(2,244)	1,853
Effect of income tax exemptions and preferential tax rates	(45,625)	(37,390)	(26,257)
Effect of income tax rate difference in other jurisdictions	5,214	14,949	16,575
Change in valuation allowance	8,866	7,590	3,249
Provision for income tax	$ 76,504	$ 44,653	$ 34,066